Business Combinations - Schedule of the Fair Value of Acquired Identifiable Intangible Assets (Details) - HMH Holding BV And Subsidiaries [Member] - Drillform Technical Services Ltd [Member]
$ in Thousands
	Apr. 17, 2024 USD ($)
Intangible Asset, Finite-Lived [Line Items]
Identified intangible assets acquired	$ 11,000
Developed Technology Rights [Member]
Intangible Asset, Finite-Lived [Line Items]
Identified intangible assets acquired	6,000	[1]
Customer Relationships [Member]
Intangible Asset, Finite-Lived [Line Items]
Identified intangible assets acquired	$ 5,000	[1]

[1]	The weighted-average amortization period for developed technology and customer relationships is 5 years and 2 years, respectively.